Related Party Transactions (Details Narrative) (Allied Integral United Inc) - Allied Integral United Inc [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Due to related party			$ 500,000
Number of restricted stock shares awards during the period	1,200,000	1,200,000
Cibolo Creek Partners, LLC [Member]
Due to related party	$ 614,804
Round Rock Development Partners, LP [Member]
Due to related party	$ 500,000
DBC Strategy Partners, LLC [Member]
Bookkeeping services fees		$ 5,350	$ 7,250
Number of restricted stock shares awards during the period		5,000
Issuance price per share		$ 10